LEASES	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
LEASES

NOTE 8:LEASES

The Company`s leases include offices and warehouses for its facilities worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the right of use (“ROU”) and liability calculation if it was reasonably certain that the Company will exercise the option.

The lease related accounts as of June 30, 2020 were as follows:

June 30, 2020
Other non-current assets	$7,818
Other accounts payable and accrued expenses	$(3,753)
Other long-term payables	$(3,958)

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NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 8:LEASES (Cont.)

The components of lease expense and supplemental cash flow information related to leases for the six months ended June 30, 2020 were as follows:

Six months ended June 30, 2020

Components of lease expense
Operating lease cost	$2,689
Short-term lease	$10
Total lease expenses	$2,699

Six months ended June 30, 2020

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$2,683

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$267

For the six months ended June 30, 2020, the weighted average remaining lease term is three years, and the weighted average discount rate is 5.45 percent. The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of lease liabilities as of June 30, 2020 were as follows:

The remainder of 2020	2,709
2021	2,101
2022	1,637
2023	1,085
2024	285
2025 and thereafter	811
Total operating lease payments	8,628
Less: imputed interest	917
Present value of lease liability	$7,711

The Company leases its offices in Israel from real estate holding companies controlled by Yehuda and Zohar Zisapel. Yehuda Zisapel is a principal shareholder of the Company and Zohar Zisapel is the Chairman of the Board of Directors of the Company. Yehuda and Zohar Zisapel are brothers who do not have a voting agreement between them. Jointly or severally, they are also founders, directors and principal shareholders of several other companies that are known as the RAD-BYNET group.

The leases of this facility will expire at the end of December 2020.

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